LICENSE AGREEMENTS (Details) - NATURALSHRIMP INCORPORATED [Member]	Mar. 31, 2022 USD ($)
Year 3 (Royalty)	$ 250,000
Year 4 (Royalty)	375,000
Year 5 (Royalty)	625,000
Year 6 (Royalty)	875,000
All subsequent years (Royalty)	$ 1,000,000